Property and Equipment (Detail Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2010 Land
Property and Equipment [Textual]
Land adjusted cost	$ 3,600,000		$ 3,600,000		$ 3,600,000
Valuation allowance			2,700,000		2,700,000
Depreciation expense	$ 51,721	$ 49,653	156,297	$ 148,940	198,428	$ 182,255
Land contract price			$ 900,000		900,000
Depreciation on software impairment charge					$ 400,000
Number of properties sale | Land							15